COMMITMENTS AND CONTINGENCIES, Registration and Stockholder Rights (Details) - Individual	Mar. 31, 2021	Dec. 31, 2020
Registration and Stockholder Rights [Abstract]
Number of individuals can be nominated for election in board of directors by 50% funders share holder	3	3
Number of individuals can be nominated for election in board of directors by 30% funders share holder	2	2
Number of individuals can be nominated for election in board of directors by 20% funders share holder	1	1
Minimum [Member]
Registration and Stockholder Rights [Abstract]
Threshold percentage of outstanding registrable securities holder, to make demand	20.00%	20.00%
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make	2	2